SCHEDULE OF PURCHASE PRICE ALLOCATION (Details) $ in Thousands	Mar. 31, 2021 USD ($)
Business Combination and Asset Acquisition [Abstract]
Cash and cash equivalents	$ 3,740
Accounts receivable	14,847
Unbilled revenue	6,126
Service inventories	5,641
Prepaid assets	679
Retention withholdings	279
Other current assets	552
Property, plant and equipment	14,385
Intangible assets	3,340
Other assets	200
Total identifiable assets acquired	49,789
Accounts payable	11,984
Accrued expenses	6,613
Current installments of long-term debt	5,400
Short-term borrowings	5,692
Income taxes payable	313
Other taxes payable	3,802
Other current liabilities	2,237
Long-term debt	15,572
Employee benefit liabilities	1,455
Other liabilities	2,237
Non-controlling interests	(8)
Net identifiable liabilities acquired	55,297
Total fair value of net assets acquired	(5,508)
Goodwill	46,157
Total consideration	$ 40,649